UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:   7/31/14

Item 1.  Reports to Stockholders.

Annual Report

July 31, 2014

Investor Class Shares (WADEX)

1-866-950-6WFG

www.wadefunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

September 2, 2014

Dear Shareholder,

Thank you for your investment in the Wade Tactical Long/Short Fund (WADEX).

Over the past year, as we have since its inception, we have consistently pursued the Fund’s primary objective: helping you protect your capital and achieve a positive absolute return over a full investing cycle. We do this using our Contrarian Value (ConVal®) approach applying rigorous research methodologies to identify assets we believe are undervalued.

Performance over the Past Year

Over our fiscal year (July 31, 2013 - July 31, 2014), the Fund achieved a return of 2.47 percent; year-to-date through July 31, 2014, the Fund is flat. We discuss the individual areas of the Fund that drove this performance in the following paragraphs.

Our base equity investment of 25 percent is evenly split between our Paid to Wait® strategy, which is a dividend/value strategy, and our Concentrated Growth strategy. Both use quantitative screening approaches to identify stocks we believe will outperform the market. The strong performance of each of these strategies allowed us to capture return from the rising market.

Reflecting our long-term outlook, the Fund maintains a roughly 20-25 percent allocation to the fixed-income markets. This year, as bond prices rose, our fixed-income investments have had a positive impact on our short-term performance. Additionally, we took advantage of the price declines that happened in the municipal bond closed end fund marketplace. Many of these funds were trading at large discounts to their net asset value near the end of 2013 and we initiated holdings in several of them. Since that time prices have rebounded and added to the positive returns in the fixed-income portion of the fund.

Overall, we continue to maintain a defensive posture in our fixed-income investments. We have kept the duration of our bonds short, and over-weighted the high-yield and floating rate sectors. We believe that these moves leave us well-positioned to take full advantage of future opportunities as bond rates continue to vary.

In addition to our base equity and fixed-income investments, we allocate a large percentage of the Fund to a momentum system that rotates between equity, fixed-income or alternative investments. We use a group of exchange traded funds (ETFs) to represent each of these types of investments. When our indicators lead us to purchase equity based ETFs, it serves to raise the overall equity exposure of the fund, and vice versa if the indicators lead us to fixed income or alternative ETFs. The system’s performance was roughly flat during this time period and contributed negatively to the relative results of the fund. While it wasn’t a positive contributor this year, we believe the system will serve our shareholders well over a market cycle, as it should help us avoid negative performance if the market were to suffer a downturn.

Moving forward, the Fund will generally have a net equity allocation ranging from 25 to 75 percent.

1

Diversified, Alternative Investing Through Long/Short Strategies

Maintaining a diversified portfolio has been a founding principle of our fund management. We continue to invest across many asset classes, seeking to add assets that are not highly correlated to the current holdings. The graphic below shows the approximate asset allocation of the Fund as of fiscal year end (July 31, 2014).

Wade Tactical L/S Fund (WADEX) Asset Allocation
As of July 31, 2014

Over the course of the past year, we have continued to build on this diversification, increasing our existing long/short investing to 24 percent of the Fund. Our goal is to lower overall risk, while adding return. Therefore, as we meticulously researched these strategies, we sought to ensure that they met the following requirements:

●	Dollar amounts of securities to be sold short must equal the dollar amounts purchased long. Therefore, our long/short investments do not add to the Fund’s net equity exposure.

●	Show performance over past decades that is not correlated with the overall market

●	Show performance over past decades that is not correlated with the other long/short strategies

By combining strategies that meet these requirements, we maximize potential market-neutral returns, relative to the risk we are taking.

We currently include four separate long/short strategies within the Fund. A brief description of each is seen below:

●	Profitability Strategy We analyze companies to determine their level of profitability relative to their assets. The companies most efficient at deriving profits from their assets are bought, while the least efficient companies are sold short.

●	Analyst Outlook Strategy We rely on composite analyst projections to select long and short positions through a consistent, multi-step investment process.
2

●	Mean Reversion Strategy We identify stocks that have the largest short-term price deviation from their averages, and seek to capture return from price normalization.

●	All Assets Strategy We isolate momentum as a screening factor, and apply it to a pool of roughly 150 ETFs that invest in various sectors, countries, commodities, and asset classes. Our screening process highlights the 10 ETFs that have shown the strongest momentum, which we go long, and the 10 that have shown the weakest momentum, which we short.

During the past fiscal year, we began making use of the Fund’s borrowing capacity with a carefully managed line of credit. This line of credit, which is fully backed by Fund assets, is used to maximize the opportunities created by these alternative strategies. This gives us flexibility to maintain the Fund’s asset allocation as directed by our ConVal® market indicators, while continuing to pursue market-neutral returns through our long/short strategies.

Investing Alongside You

As shareholders alongside you, I and my investment team will continue to manage the Fund in the best interest of you, the investor, always putting “You First.”

For more information about the Wade Tactical Long/Short Fund, please visit our website at www.wadefunds.com.

Thank you again for your investment in the Fund and your continued confidence in our team. 1286-NLD-9/9/2014

Sincerely,

Jerry B. Wade, CFP®, CFS

Chief Investment Officer

Chief Wealth Advocate

3

Wade Tactical L/S Fund
PORTFOLIO REVIEW
July 31, 2014 (Unaudited)

The Fund’s performance figures* for the period ended July 31, 2014, as compared to its benchmark:

				Annualized
	One Year	Three Year	Five Year	Since Inception **
Wade Tactical L/S Fund - Investor Class	2.47%	3.44%	5.16%	7.49%
Lipper Long/Short Equity Funds Index +	5.96%	5.31%	6.61%	8.31%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the November 29, 2013 prospectus, the Fund’s total annual operating expense ratio is 2.06%. For performance information current to the most recent month-end, please call 1-866-950-6934.

**	Inception date is December 2, 2008.

+	The performance of the Lipper Long/Short Equity Funds Index represents the average annualized returns of the 30 largest funds in the Lipper Long/Short catergory. It is not possible to invest directly in an index.

Portfolio holdings by industry or asset class, as of July 31, 2014	% of Net Assets
Equity Funds	37.4%
Commodity Funds	19.6%
Debt Funds	14.0%
Money Market Funds	11.9%
Retail	6.7%
Semiconductors	3.7%
Electric	3.6%
Telecommunications	3.6%
Oil and Gas	3.2%
Insurance	3.0%
Other*	32.2%
Other Assets Less Liabilities - Net	(38.9)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

*	Other represents less than 3.0% weightings in the following industries: Aerospace/Defense, Agriculture, Airlines, Apparel, Auto Parts & Equipment, Banks, Beverages, Biotechnology, Chemicals, Coal, Commercial Services, Cosmetics/Personal Care, Diversified Financial Services, Electronics, Energy-Alternate Sources, Engineering & Construction, Environmental Control, Food, Forest Products & Paper, Gas, Healthcare-Products, Healthcare-Services, Household Products/Wares, Housewares, Internet, Investment Companies, Iron/Steel, Machinery-Diversified, Metal Fabricate/Hardware, Mining, Miscellaneous Manufacturing, Municipal Income Funds, Packaging & Containers, Pharmaceuticals, Pipelines, Real Estate, Real Estate Investment Trusts, Savings & Loans, Software and Transportation.
4

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS
July 31, 2014

Shares		Value
	COMMON STOCKS - 47.4%
	AEROSPACE/DEFENSE - 0.3%
784	Alliant Techsystems, Inc.	$101,865

	AGRICULTURE - 0.3%
1,394	Philip Morris International, Inc. +	114,322

	AIRLINES - 1.2%
734	Copa Holdings SA - Cl. A	111,473
2,712	Delta Air Lines, Inc.	101,591
6,428	Hawaiian Holdings, Inc. *	89,542
2,557	United Continental Holdings, Inc. *	118,619
		421,225
	APPAREL - 0.3%
1,184	Michael Kors Holdings Ltd. *	96,472

	AUTO PARTS & EQUIPMENT - 0.6%
1,075	Visteon Corp. *	102,662
974	WABCO Holdings, Inc. *	94,945
		197,607
	BANKS - 2.1%
6,212	Banco Bradesco SA - ADR	94,919
1,693	Bank of Montreal +	126,247
3,134	BankUnited, Inc.	97,906
1,037	Canadian Imperial Bank of Commerce	96,171
33	Fidelity Southern Corp.	457
4,939	Fifth Third Bancorp	101,151
6,222	Itau Unibanco Holding SA - ADR	95,819
3,017	Popular, Inc. *	96,242
		708,912
	BEVERAGES - 0.3%
2,975	The Coca-Cola Co. +	116,888

	BIOTECHNOLOGY - 1.5%
672	Alexion Pharmaceuticals, Inc. *	106,841
1,687	Alnylam Pharmaceuticals, Inc. *	91,182
433	Intercept Pharmaceuticals, Inc. *	100,612
10,870	PDL BioPharma, Inc.	101,961
2,701	Seattle Genetics, Inc. *	95,075
		495,671
	CHEMICALS - 1.4%
2,133	Innophos Holdings, Inc. +	128,897
3,273	Potash Corp. of Saskatchewan, Inc. +	116,159
830	Praxair, Inc. +	106,356
1,185	Sigma-Aldrich Corp. +	118,998
		470,410
	COAL - 0.7%
5,725	Cloud Peak Energy, Inc. *	88,623
10,131	Hallador Energy Co.	142,037
		230,660
	COMMERCIAL SERVICES - 1.8%
2,980	American Public Education, Inc. *	106,386
4,020	Booz Allen Hamilton Holding Corp. - Cl. A	89,405
1,890	Capella Education Co.	120,884
3,139	H&R Block, Inc.	100,856
6,318	ITT Educational Services, Inc. *	89,905
3,363	Medifast, Inc. *	96,552
		603,988
	COSMETICS/PERSONAL CARE - 0.3%
1,423	The Procter & Gamble Co. +	110,026

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
14,058	Imperial Holdings, Inc. *	95,875

	ELECTRIC - 3.6%
1,707	American Electric Power Co., Inc.	88,747
12,466	Cia Energetica de Minas Gerais (a) - ADR	102,470
2,018	Consolidated Edison, Inc. +	113,190
1,550	Duke Energy Corp. +	111,802
3,809	Edison International	208,733
1,257	Entergy Corp.	91,547
3,477	FirstEnergy Corp. +	108,517
6,243	PPL Corp. +	205,956
1,732	SCANA Corp.	88,124
2,621	The Southern Co. +	113,463
		1,232,549

See accompanying notes to financial statements.

5

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2014

Shares		Value
	ELECTRONICS - 0.6%
8,540	AVX Corp. +	$116,144
4,219	Bel Fuse, Inc. Cl. B	99,737
		215,881
	ENERGY-ALTERNATE SOURCES - 1.1%
3,083	Green Plains, Inc.	115,582
7,119	Pacific Ethanol, Inc. * (a)	127,003
1,439	REX American Resources Corp. *	121,380
		363,965
	ENGINEERING & CONSTRUCTION - 0.5%
3,329	Tutor Perini Corp. *	90,649
1,540	VSE Corp.	91,738
		182,387
	ENVIRONMENTAL CONTROL - 0.4%
3,287	Republic Services, Inc. - Cl. A +	124,676

	FOOD - 1.4%
3,367	Kellogg Co. +	201,448
2,020	The Kroger Co.	98,940
1,141	Sanderson Farms, Inc.	103,934
2,202	Tyson Foods, Inc.	81,936
		486,258
	FOREST PRODUCTS & PAPER - 0.3%
2,450	Domtar Corp.	88,004

	GAS - 0.3%
1,715	AGL Resources, Inc.	88,563

	HEALTHCARE-PRODUCTS - 0.3%
1,595	Baxter International, Inc. +	119,131

	HEALTHCARE-SERVICES - 1.0%
2,100	Quest Diagnostics, Inc. +	128,310
6,631	Select Medical Holdings Corp.	103,046
924	WellPoint, Inc.	101,464
		332,820
	HOUSEHOLD PRODUCTS/WARES - 0.3%
1,083	The Clorox Co. +	94,080

	HOUSEWARES - 0.5%
3,548	Libbey, Inc. *	92,390
4,845	Lifetime Brands, Inc.	82,365
		174,755
	INSURANCE - 3.0%
3,330	Allied World Assurance Co. Holdings AG	119,913
1,637	The Allstate Corp.	95,683
2,047	Aspen Insurance Holdings Ltd.	81,900
594	Everest Re Group Ltd.	92,611
2,921	Greenlight Capital Re Ltd. - Cl. A *	94,524
7,839	Maiden Holdings Ltd.	89,992
11,278	MGIC Investment Corp. *	83,344
3,067	Montpelier Re Holdings Ltd.	90,569
891	PartnerRe Ltd.	92,985
934	RenaissanceRe Holdings Ltd.	91,354
1,026	The Travelers Cos., Inc.	91,888
		1,024,763
	INTERNET - 0.3%
2,153	VeriSign, Inc. *	116,370

	INVESTMENT COMPANIES - 0.5%
11,905	Gladstone Investment Corp.	87,026
6,688	PennantPark Floating Rate Capital Ltd.	92,294
		179,320
	IRON/STEEL - 0.4%
5,909	Steel Dynamics, Inc.	125,330

	MACHINERY-DIVERSIFIED - 0.6%
2,280	Deere & Co.	194,051

	METAL FABRICATE/HARDWARE - 0.3%
5,255	Omega Flex, Inc.	89,020

See accompanying notes to financial statements.

6

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2014

Shares		Value
	MINING - 0.6%
2,956	Kaiser Aluminum Corp. +	$228,262

	MISCELLANEOUS MANUFACTURING - 0.8%
1,699	CLARCOR, Inc.	100,768
7,297	Smith & Wesson Holding Corp. * (a)	90,118
1,760	Sturm Ruger & Co., Inc. (a)	87,930
		278,816
	OIL & GAS - 3.2%
949	Chevron Corp. +	122,649
752	Clayton Williams Energy, Inc. *	80,020
981	EQT Corp.	92,037
1,166	Exxon Mobil Corp. +	115,364
1,888	Imperial Oil Ltd.	96,930
6,284	Penn Virginia Corp. *	81,818
1,417	Royal Dutch Shell PLC - ADR +	122,060
3,036	Statoil ASA - ADR	86,344
8,951	Trecora Resources *	107,591
6,406	W&T Offshore, Inc.	85,904
18,463	Warren Resources, Inc. *	108,747
		1,099,464
	PACKAGING & CONTAINERS - 0.3%
2,353	Silgan Holdings, Inc. +	115,815

	PHARMACEUTICALS - 2.2%
1,500	Endo International PLC *	100,620
1,985	GlaxoSmithKline PLC - ADR +	96,014
719	Jazz Pharmaceuticals PLC *	100,466
1,930	Merck & Co., Inc.	109,508
1,353	Novartis AG - ADR +	117,630
1,187	Pharmacyclics, Inc. *	142,962
1,350	USANA Health Sciences, Inc. * (a)	86,198
		753,398
	PIPELINES - 0.4%
2,518	TransCanada Corp. +	126,328

	REAL ESTATE - 0.3%
4,172	The St. Joe Co. *	95,288

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
8,016	Annaly Capital Management, Inc.	88,977
17,270	Kite Realty Group Trust	105,347
12,500	New York Mortgage Trust, Inc.	94,375
2,581	Realty Income Corp. +	111,112
		399,811
	RETAIL - 4.6%
1,828	Bed Bath & Beyond, Inc. *	115,694
2,383	Big Lots, Inc.	104,256
2,200	The Buckle, Inc.	97,900
2,130	Cash America International, Inc.	94,551
3,552	The Finish Line, Inc.	93,382
7,143	Francesca’s Holdings Corp. *	91,287
1,922	Hibbett Sports, Inc. *	95,927
1,155	McDonald’s Corp. +	109,217
7,913	PetMed Express, Inc.	108,408
1,725	PetSmart, Inc. +	117,542
1,959	Target Corp. +	116,737
2,065	Tim Hortons, Inc. +	115,372
1,149	Ulta Salon Cosmetics & Fragrance, Inc. *	106,087
4,790	Vera Bradley, Inc. *	94,986
1,503	Wal-Mart Stores, Inc. +	110,591
		1,571,937
	SAVINGS & LOANS - 0.6%
8,865	Northfield Bancorp, Inc. +	113,117
8,473	United Financial Bancorp, Inc. +	107,438
		220,555
	SEMICONDUCTORS - 2.2%
11,768	Amkor Technology, Inc. *	104,147
3,642	Diodes, Inc. *	92,871
7,772	Entegris, Inc. *	89,300
4,484	Intel Corp. +	151,963
4,739	OmniVision Technologies, Inc. *	106,154
1,462	QUALCOMM, Inc. +	107,749
2,280	Skyworks Solutions, Inc.	115,733
		767,917

See accompanying notes to financial statements.

7

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2014

Shares				Value
	SOFTWARE - 1.9%
839	Athenahealth, Inc. *			$104,371
3,725	CA, Inc. +			107,578
1,679	Citrix Systems, Inc. *			113,719
1,600	Computer Programs & Systems, Inc.			105,312
2,926	Electronic Arts, Inc. *			98,314
5,627	Nuance Communications, Inc. *			102,299
				631,593
	TELECOMMUNICATIONS - 2.3%
3,335	AT&T, Inc. +			118,693
2,581	BCE, Inc. +			116,868
3,570	CenturyLink, Inc. +			140,087
3,712	Chunghwa Telecom Co. Ltd. - ADR +			112,325
4,879	Ciena Corp. *			95,287
7,500	Inteliquent, Inc.			79,575
90	JDS Uniphase Corp. *			1,068
2,890	Rogers Communications, Inc. Cl B. +			112,825
				776,728
	TRANSPORTATION - 0.3%
1,169	United Parcel Service, Inc. - Cl. B +			113,498

	TOTAL COMMON STOCKS (Cost - $15,855,009)			16,175,254

	EXCHANGE TRADED FUNDS - 57.0%
	COMMODITY FUNDS - 19.6%
103,500	iShares S&P GSCI Commodity Indexed Trust * (a)			3,312,000
27,400	SPDR Gold Shares *			3,380,886
				6,692,886
	EQUITY FUNDS - 37.4%
5,870	Credit Suisse MLP Equal Weight Index ETN (a)			201,282
13,142	Global X Nigeria Index ETF			203,570
12,096	Guggenheim Canadian Energy Income ETF			200,189
86,500	iShares MSCI Emerging Markets ETF +			3,790,430
7,094	iShares MSCI India ETF			211,188
6,650	iShares MSCI India Small-Cap ETF			205,086
3,664	iShares MSCI Turkey ETF			210,314
29,100	iShares Russell 2000 ETF (a)			3,232,719
3,702	iShares U.S. Energy ETF			202,685
2,256	iShares U.S. Oil & Gas Exploration & Production ETF (a)			209,582
2,728	iShares U.S. Oil Equipment & Services ETF			197,398
8,084	Market Vectors Gold Miners ETF			209,295
19,180	SPDR S&P 500 ETF Trust +			3,703,466
				12,777,204
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,917,231)			19,470,090

	MUTUAL FUNDS - 14.0%
	DEBT FUNDS - 14.0%
67,004	DoubleLine Total Return Bond Fund			733,024
74,583	Neuberger Berman Floating Rate Income Fund			761,492
66,372	Neuberger Berman Strategic Income Fund			755,310
72,725	PIMCO Total Return Fund			791,976
72,569	PIMCO Unconstrained Bond Fund			816,406
75,080	Third Avenue Focused Credit Fund			901,713
	TOTAL MUTUAL FUNDS (Cost - $4,763,981)			4,759,921

	CLOSED-END FUNDS - 2.3%
	MUNICIPAL INCOME FUNDS 2.3%
9,650	AllianceBernstein National Municipal Income Fund, Inc. +			129,792
11,200	Eaton Vance Municipal Bond Fund II +			141,232
11,600	Invesco Advantage Municipal Income Trust II +			129,108
10,000	Invesco Trust for Investment Grade Municipals +			127,800
19,000	MFS Municipal Income Trust +			122,550
10,600	Nuveen Municipal High Income Opportunity Fund +			136,634
	TOTAL CLOSED-END FUNDS (Cost - $746,759)			787,116

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 6.3%
	GAS - 1.4%
$440,000	Sabine Pass LNG LP + (b)	7.5000	11/30/2016	471,900

	RETAIL - 2.1%
700,000	Toys R Us Property Co. II LLC	8.5000	12/1/2017	706,160

	SEMICONDUCTORS - 1.5%
500,000	Advanced Micro Devices, Inc.	7.7500	8/1/2020	515,000

	TELECOMMUNICATIONS - 1.3%
450,000	Cincinnati Bell, Inc. +	8.7500	3/15/2018	471,150

	TOTAL BONDS & NOTES (Cost - $2,161,190)			2,164,210

See accompanying notes to financial statements.

8

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUND - 0.1%
18,406	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.06%**	$18,406

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.8%
4,039,356	Fidelity Money Market Portfolio - Institutional Class, 0.09%**	4,039,356

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,057,762)	4,057,762

	TOTAL INVESTMENTS - 138.9% (Cost - $47,501,932) (c)	$47,414,353
	OTHER ASSETS LESS LIABILITIES - NET - (38.9)%	(13,283,361)
	TOTAL NET ASSETS - 100.0%	$34,130,992

Shares		Value
	SECURITIES SOLD SHORT - (21.3)% *
	COMMON STOCKS - (17.0)%
	AGRICULTURE - (0.3)%
3,262	Tejon Ranch Co.	93,293

	BANKS - (0.3)%
630	The Goldman Sachs Group, Inc.	108,908

	BIOTECHNOLOGY - (0.7)%
588	Illumina, Inc.	94,027
8,898	Retrophin, Inc.	94,497
1,001	Synageva BioPharma Corp.	68,478
		257,002
	BUILDING MATERIALS - (0.3)%
5,512	NCI Building Systems, Inc.	92,381

	CHEMICALS - (0.9)%
1,605	EI du Pont de Nemours & Co.	103,217
6,269	Intrepid Potash, Inc.	92,844
3,867	Tronox Ltd.	102,630
		298,691
	COMMERCIAL SERVICES - (0.6)%
1,759	Avis Budget Group, Inc.	98,838
4,253	Live Nation Entertainment, Inc.	98,712
		197,550
	COMPUTERS - (0.5)%
3,049	NCR Corp.	94,366
936	Stratasys Ltd.	94,105
		188,471
	ENERGY - (0.3)%
3,174	Pattern Energy Group, Inc.	98,362

	ENTERTAINMENT - (0.3)%
1,697	The Madison Square Garden Co.	100,700

	FOOD - (0.3)%
3,544	ConAgra Foods, Inc.	106,781

	GAS - (0.3)%
1,832	New Jersey Resources, Corp.	93,579

	HEALTHCARE-PRODUCTS - (0.5)%
1,874	Align Technology, Inc.	101,589
6,391	Tandem Diabetes Care, Inc.	79,824
		181,413
	HOMEBUILDERS - (0.5)%
2,525	Lennar Corp.	91,481
4,683	Taylor Morrison Home Corp.	83,264
		174,745
	INSURANCE - (0.3)%
2,849	Kemper Corp.	98,604

	INTERNET - (0.6)%
1,924	Splunk, Inc.	90,466
5,261	TIBCO Software, Inc.	101,537
		192,003
	INVESTMENT COMPANIES - (0.3)%
5,919	Acacia Research Corp.	100,978

	IRON/STEEL - (1.4)%
34,389	AK Steel Holding Corp.	312,940
9,425	Cliffs Natural Resources, Inc.	164,466
		477,406
	MEDIA - (0.6)%
663	Charter Communications, Inc. Cl. A	102,447
5,474	Houghton Mifflin Harcourt Co.	95,850
		198,297

See accompanying notes to financial statements.

9

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2014

Shares		Value
	METAL FABRICATE/HARDWARE - (0.2)%
1,560	The Timken Co.	$69,108

	MINING - (0.7)%
6,701	Century Aluminum Co.	125,979
5,731	Horsehead Holding Corp.	107,342
		233,321
	MISCELLANEOUS MANUFACTURING - (0.5)%
3,031	Actuant Corp.	97,841
4,203	FreightCar America, Inc.	90,701
		188,542
	OIL & GAS- (0.8)%
1,353	Adams Resources & Energy, Inc.	88,405
1,501	Cheniere Energy, Inc.	106,211
3,822	Goodrich Petroleum Corp.	73,612
		268,228
	PHARMACEUTICALS - (0.5)%
6,688	Aratana Therapeutics, Inc.	77,113
11,852	OPKO Health, Inc.	104,534
		181,647
	REAL ESTATE INVESTMENT TRUSTS - (0.3)%
2,899	Rayonier, Inc.	98,740

	RETAIL - (2.1)%
9,091	American Eagle Outfitters, Inc.	96,910
6,213	Chico’s FAS, Inc.	98,228
2,250	Darden Restaurants, Inc.	105,188
2,283	Dick’s Sporting Goods, Inc.	97,096
6,257	Express, Inc.	97,359
11,732	JC Penney Co., Inc.	110,046
2,152	Penske Automotive Group, Inc.	99,960
		704,787
	SEMICONDUCTORS - (0.5)%
25,547	Advanced Micro Devices, Inc.	99,889
5,600	GT Advanced Technologies, Inc.	77,504
		177,393
	SOFTWARE - (0.6)%
6,526	Allscripts Healthcare Solutions, Inc.	103,894
6,494	Quality Systems, Inc.	100,722
		204,616
	TELECOMMUNICATIONS - (1.3)%
4,178	Fortinet, Inc.	102,570
1,402	Palo Alto Networks, Inc.	113,366
1,033	SBA Communications Corp. Cl. A	110,459
1,816	ViaSat, Inc.	106,181
		432,576
	TRANSPORTATION - (0.5)%
2,403	ArcBest Corp.	76,247
5,654	Ship Finance International Ltd.	102,903
		179,150

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $6,160,997)	5,797,272

	EXCHANGE TRADED FUNDS & NOTES SOLD SHORT - (4.3)%
	ASSET ALLOCATION FUNDS - (1.2)%
9,873	PowerShares DB US Dollar Index Bullish Fund	214,639
1,561	CurrencyShares Euro Trust	206,192
		420,831
	EQUITY FUNDS - (3.1)%
7,407	iPATH S&P 500 VIX Short-Term Futures ETN	233,246
5,994	iShares U.S. Broker-Dealers ETF	227,952
5,951	iShares MSCI Sweden ETF	202,989
6,048	iShares US Regional Banks ETF	200,491
8,197	iShares MSCI Netherlands ETF	197,630
		1,062,308
	TOTAL EXCHANGE TRADED FUNDS & NOTES SOLD SHORT (Proceeds - $1,557,625)	1,483,139

	TOTAL SECURITIES SOLD SHORT (Proceeds - $7,718,622) (c)	$7,280,411

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2014.

+	All or part of these securities were held as collateral for securities sold short as of July 31, 2014.

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,864,539 at July 31, 2014.

(b)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of July 31, 2014, this security amounted to $471,900 or 1.4% of net assets.

ADR - American Depositary Receipt

ETN - Exchange Traded Note

ETF - Exchange Traded Fund

(c)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short) is $40,056,541 and differs from market value by net unrealized appreciation

Unrealized appreciation	$1,771,833
Unrealized depreciation	$(1,694,432)
Net unrealized appreciation	$77,401

See accompanying notes to financial statements.

10

Wade Tactical L/S Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2014

ASSETS
Investment securities:
At cost	$47,501,932
At fair value[1] (see Note 6)	$47,414,353
Deposits with broker for securities sold short	5,106,528
Dividends and interest receivable	82,758
Prepaid expenses and other assets	4,146
TOTAL ASSETS	52,607,785

LIABILITIES
Securities sold short (Proceeds - $7,718,622)	7,280,411
Line of credit	7,086,303
Collateral on securities loaned (see Note 6)	4,039,356
Investment advisory fees payable	29,909
Fees payable to other affiliates	7,875
Accrued expenses and other liabilities	32,939
TOTAL LIABILITIES	18,476,793
NET ASSETS	$34,130,992

Net Assets Consist Of:
Paid in capital	$31,446,246
Accumulated net investment income	210,826
Accumulated net realized gain from security transactions	2,123,301
Net unrealized appreciation of investments	350,619
NET ASSETS	$34,130,992

Net Asset Value Per Share:
Investor Shares:
Net Assets	$34,130,992
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,809,933

Net asset value, offering and redemption price per share (a)	$12.15

[1]	Includes loaned securities with a value of $3,864,539.

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

11

Wade Tactical L/S Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2014

INVESTMENT INCOME
Dividends (Net of foreign witholding tax of $4,960)	$873,451
Interest	217,457
Securities lending income	14,870
TOTAL INVESTMENT INCOME	1,105,778

EXPENSES
Investment advisory fees	365,463
Interest expense	224,690
Dividends on short positions	119,290
Administrative services fees	49,266
Custodian fees	39,585
Transfer agent fees	27,694
Accounting services fees	26,880
Legal fees	26,735
Audit fees	17,556
Compliance officer fees	16,718
Printing and postage expenses	13,766
Registration fees	10,948
Trustees’ fees and expenses	8,432
Non 12b-1 shareholder services fees	9,202
Insurance expense	1,945
Other expenses	2,418
TOTAL EXPENSES	960,588

NET INVESTMENT INCOME	145,190

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain (loss) from:
Investments	5,520,489
Securities sold short	(1,957,884)
Net realized gain from investments and securities sold short	3,562,605

Distributions of long term realized gains from underlying investment companies	5,062

Net change in unrealized appreciation (depreciation) from:
Investments	(3,507,621)
Securities sold short	737,441
Foreign currency translations	(13)
Net change in unrealized appreciation (depreciation) from investments, securities sold short and foreign currency translations	(2,770,193)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY TRANSLATIONS	797,474

NET INCREASE IN NET ASSETS FROM OPERATIONS	$942,664

See accompanying notes to financial statements.

12

Wade Tactical L/S Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31,	July 31,
	2014	2013
FROM OPERATIONS
Net investment income	$145,190	$318,003
Net realized gain from investments and securities sold short	3,562,605	1,137,130
Distributions of long term capital gains from underlying investment companies	5,062	9,259
Net change in unrealized appreciation (depreciation) from investments, securities sold short and foreign currency translations	(2,770,193)	3,338,405
Net increase in net assets resulting from operations	942,664	4,802,797

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(120,229)	(310,829)
From net realized gains	(755,209)	(33,540)
Net decrease in net assets from distributions to shareholders	(875,438)	(344,369)

FROM SHARES OF BENEFICIAL INTEREST
Investor Class:
Proceeds from shares sold	3,950,310	11,954,854
Net asset value of shares issued in reinvestment of distributions to shareholders	875,438	344,369
Redemption fee proceeds	95	97
Payments for shares redeemed	(14,087,851)	(11,071,202)
Net increase (decrease) in net assets from shares of beneficial interest	(9,262,008)	1,228,118

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(9,194,782)	5,686,546

NET ASSETS
Beginning of Period	43,325,774	37,639,228
End of Period *	$34,130,992	$43,325,774
* Accumulated net investment income:	$210,826	$79,229

SHARE ACTIVITY
Investor Class:
Shares Sold	324,997	1,049,916
Shares Reinvested	72,231	31,221
Shares Redeemed	(1,155,836)	(973,108)
	(758,608)	108,029

See accompanying notes to financial statements.

13

Wade Tactical L/S Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2014	July 31, 2013	July 31, 2012	July 31, 2011	July 31, 2010

Net asset value, Beginning of Period	$12.14	$10.88	$13.06	$12.22	$11.68

Activity from investment operations:
Net investment income (1, 2)	0.05	0.09	0.15	0.22	0.13
Net realized and unrealized gain/(loss) on investments	0.25	1.27	(0.68)	0.95	0.56
Total from investment operations	0.30	1.36	(0.53)	1.17	0.69

Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.04)	(0.09)	(0.23)	(0.16)	(0.09)
Net realized gains	(0.25)	(0.01)	(1.42)	(0.17)	(0.06)
Total distributions	(0.29)	(0.10)	(1.65)	(0.33)	(0.15)

Net asset value, end of period	$12.15	$12.14	$10.88	$13.06	$12.22

Total return (4)	2.47%	12.63%	(4.09)%	9.67%	5.94%

Net assets, End of Period (000s)	$34,131	$43,326	$37,639	$42,885	$47,019

Ratio of expenses to average net assets (including dividend and interest expense) (5)
before reimbursement	2.63%	1.81%	1.46%	1.43%	1.47%
net of reimbursement	2.63%	1.81%	1.46%	1.43%	1.74	% (6)
Ratio of expenses to average net assets (excluding dividend and interest expense) (5)
before reimbursement	1.69%	1.59%	1.46%	1.43%	1.47%
net of reimbursement	1.69%	1.59%	1.46%	1.43%	1.74	% (6)
Ratio of net investment income (loss) to average net assets (2) (5)	0.40%	0.79%	1.32%	1.68%	1.05%

Portfolio Turnover Rate	372%	191%	78%	97%	155%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Represents less than $0.005 per share.

(4)	Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares and assumes reinvestment of all dividends and distributions.

(5)	The ratios of expenses to average net assets and net investment income do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

14

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

1.	ORGANIZATION

The Wade Tactical L/S Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return, with added emphasis on the protection of capital during unfavorable market conditions. The Fund currently offers Investor Class shares. Class A shares of the Fund are currently not available for purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be

15

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

16

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$16,175,254	$—	$—	$16,175,254
Exchange Traded Funds	19,470,090	—	—	19,470,090
Mutual Funds	4,759,921	—	—	4,759,921
Closed-End Funds	787,116	—	—	787,116
Bonds & Notes	—	2,164,210	—	2,164,210
Short-Term Investments	4,057,762	—	—	4,057,762
Total	$45,250,143	$2,164,210	$—	$47,414,353
Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$7,280,411	$—	$—	$7,280,411
Total	$7,280,411	$—	$—	$7,280,411

*	Refer to the Portfolio of Investments for industry classifications.

There were no transfers from Level 1 to Level 2. Transfers that were made out of Level 2 represent securities no longer being fair valued using observable inputs and are now being valued using quoted prices in active markets. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

The following amounts were transfers in/(out) of Level 2 assets:

	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(733,024)	(733,024)
Net Transfer In/(Out) of Level 2	$(733,024)	$(733,024)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the company. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies. With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

17

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. The cash amount is reported on the Statement of Assets and Liabilities as Deposits with Broker. The cash held as collateral for securities sold short as of July 31, 2014, was $5,106,528. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred on the Fund for the year ended July 31, 2014 is reported on the Statement of Operations as interest expense. Interest amount payable by the Fund as of July 31, 2014 is reported on the Statement of Assets and Liabilities as Interest payable margin account. As of July 31, 2014, there was no interest payable.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid annually. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of and during the year ended July 31, 2014, related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011-2013 or expected to be taken in the Fund’s 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

18

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $150,588,037 and $151,222,999, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Wade Financial Group, Inc. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. Certain Trustees and officers of the Trust are also officers of GFS.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly at an annual rate of (i) 1.00% of the Fund’s average daily net assets up to and including $250 million, (ii) 0.95% of the Fund’s average daily net assets greater than $250 million and up to and including $500 million, and (iii) 0.90% if the Fund’s average daily net assets greater than $500 million. For the year ended July 31, 2014, the Fund paid advisory fees of $365,463.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation) do not exceed 1.99% of the Fund’s average daily net assets for Investor Class shares through November 30, 2014.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to the Investor Class are subsequently less than 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.99% of average daily net assets for the Investor Class shares. If Fund operating expenses subsequently exceed 1.99% of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of July 31, 2014, there were no expenses subject to recapture.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust did not adopt the Plan on behalf of this fund - see 485A filing made on 10/4/13.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

19

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

5.	BANK LINE OF CREDIT

The Fund has entered into a revolving line of credit agreement with Huntington National Bank for the purpose of investment purchases subject to the limitations of the 1940 Act regarding borrowings, of which borrowings are secured by securities pledged as collateral. The maximum amount of borrowing allowed under the agreement is the lesser of $12,000,000 or 30% of the Fund’s daily market value. The Fund will be charged an annual fee of $15,000 for this agreement. Borrowings under this agreement bear interest at the rate equal to the London Interbank Offered Rate (Libor Rate) plus 1.25% per annum, on the principal balance outstanding. As of July 31, 2014, the current rate is 1.41%. The Fund will also be charged 1/8% per annum for unused borrowings. As of July 31, 2014, there was an outstanding loan of $7,086,303. During the year ended July 31, 2014, information related to borrowings under the Huntington National Bank Loan Agreement is as follows:

					Maximum Amount
Weighted Average	Weighted Average	Number of Days	Interest Expense		Borrowed During
Interest Rate	Loan Balance	Outstanding	Incurred		the Period
1.41%	$3,377,713	365	$60,998	*	$11,808,060

*	Includes $59,494 of line of credit fees.

6.	SECURITIES LENDING

The Fund has entered into a securities lending arrangement with Morgan Stanley & Co. and MS Securities Servicing Inc. (the “Borrower”). Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower. In exchange, the Fund receives cash collateral in the amount of at least 102% of the market value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Fund’s Portfolio of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement.

Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market.

7.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the year ended July 31, 2014, the Fund assessed $95 in redemption fees for the Investor Class.

20

Wade Tactical L/S Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2014

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended July 31, 2014 and July 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2014	July 31, 2013
Ordinary Income	$875,438	$323,212
Long-Term Capital Gain	—	21,157
	$875,438	$344,369

As of July 31, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$1,474,078	$1,143,855	$—	$(10,575)	$—	$77,388	$2,684,746

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for non-deductible expenses, partnerships, real estate investment trusts, grantor trusts, and the capitalization of in lieu of dividend payments, resulted in reclassifications for the year ended July 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(1,329)	$106,636	$(105,307)

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2014 Charles Schwab & Co., holding shares for the benefit of others in nominee name, held approximately 97% of the voting securities of the Wade Tactical L/S Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, except as disclosed below.

On September 15, 2014, the Board concluded that it is in the best interests of the Fund and its shareholders that the Fund cease operations. Effective September 15, 2014, the Fund will not accept any new investments and will liquidate on October 15, 2014.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Wade Tactical L/S Fund and
Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wade Tactical L/S Fund (the “Fund”), a series of Northern Lights Fund Trust, as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wade Tactical L/S Fund as of July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements of Wade Tactical L/S Fund have been prepared assuming that the Fund will continue as a going concern. As discussed in Note 10 to the financial statements, the Board of Trustees approved the liquidation of the Fund on September 15, 2014, which indicates the Fund is not a going concern. The financial statements do not include any adjustments that might be necessary upon liquidation.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

September 29, 2014

COHEN FUND AUDIT SERVICES, LTD. | CLEVELAND | MILWAUKEE | 216.649.1700

Registered with the Public Company Accounting Oversight Board.

22

Wade Tactical L/S Fund

EXPENSE EXAMPLES

July 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 through July 31, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid
	Expense	Account Value	Value	During Period
Actual	Ratio**	2/1/14	7/31/14	2/1/14 – 7/31/14*
Investor Class	1.63%	$1,000.00	$1,020.20	$8.16

	Annualized	Beginning	Ending Account	Expenses Paid
Hypothetical	Expense	Account Value	Value	During Period
(5% return before expenses)	Ratio**	2/1/14	7/31/14	2/1/14 – 7/31/14*
Investor Class	1.63%	$1,000.00	$1,016.41	$8.15

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expenses or dividend expenses.
23

Wade Tactical L/S Fund

SUPPLEMENTAL INFORMATION

July 31, 2014 (Unaudited)

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	99	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	99	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	99	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 - 2010).	99	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)
24

Wade Tactical L/S Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2014 (Unaudited)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager,	99	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice- President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-950-6WFG.

25

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
26

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
27

This Page Intentionally Left Blank

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-950-6WFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-950-6WFG.

INVESTMENT ADVISOR

Wade Financial Group, Inc.

5500 Wayzata Boulevard, Suite 190

Minneapolis, MN 55416

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $15,000

2013 - $13,500

2012 - $13,000

2011 - $13,000

2010 - $13,000

(b)

Audit-Related Fees

2014 – None

2013 – None

2012 – None

2011 – None

2010 – None

(c)

Tax Fees

2014 - $3,000

2013 - $3,000

2012 - $2,500

2011 - $2,000

2010 - $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 – None

2013 - None

2012 - None

2011 - None

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

2013

2012

Audit-Related Fees:

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 – $3,000

2013 – $3,000

2012 – $2,500

2011 – $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/2/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/2/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/2/14